Note 9 - Goodwill and Other Intangible, Net - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024	$ 49
2025	49
2026	27
Total	$ 125	$ 174